Reportable Segment Information - Additional Information (Detail) $ in Thousands	7 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) Segments	Sep. 30, 2021 USD ($) Segments	Dec. 31, 2019 USD ($)
Segment Reporting, Asset Reconciling Item [Line Items]
Number of operating segments | Segments	2	2
Assets	$ 218,365	$ 224,215	$ 15,948
Number of reportable segments | Segments	2	2
Operating Segments [Member] | Cyber And Engineering [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 73,225	$ 73,708
Operating Segments [Member] | Analytics [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	143,978	139,239
Operating Segments [Member] | Corporate [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 1,162	$ 11,268